Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue
Healthcare services income		$ 431,378
Operating expenses
Costs of healthcare services		(426,063)
Research and development expenses	(2,038,923)	(3,212,366)
General and administrative fees	(326,187)	(1,263,019)
Legal and professional fees	(366,164)	(1,738,566)
Other operating expenses	(137,233)	(330,212)
Total operating expenses	(2,868,507)	(6,970,226)
Other income (expenses)
Loss on investments in marketable securities, net		(9,266)
Interest expense, net	(68,462)	(93,478)
Loss on disposal of subsidiaries	(4,271)
Sundry income	282,353	36,803
Total other income (expenses), net	209,620	(65,941)
Net loss	(2,658,887)	(6,604,789)
Less: net loss attributable to non-controlling interests	(15,091)	(1,117,685)
Net loss attributable to Aptorum Group Limited	$ (2,643,796)	$ (5,487,104)
Net loss per share – basic (in Dollars per share)	$ (0.5)	$ (1.43)
Net loss per share – diluted (in Dollars per share)	$ (0.5)	$ (1.43)
Weighted-average shares outstanding – basic (in Shares)	5,339,608	3,849,621
Weighted-average shares outstanding – diluted (in Shares)	5,339,608	3,849,621
Net loss	$ (2,658,887)	$ (6,604,789)
Other comprehensive income (loss)
Exchange differences on translation of foreign operations	861	(7,485)
Other comprehensive income (loss)	861	(7,485)
Comprehensive loss	(2,658,026)	(6,612,274)
Less: comprehensive loss attributable to non-controlling interests	(15,091)	(1,117,685)
Comprehensive loss attributable to the shareholders of Aptorum Group Limited	$ (2,642,935)	$ (5,494,589)